Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,366,843)	$ (1,699,624)	$ (2,279,385)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	81,450	63,842	7,630
Amortization of operating lease right-of-use assets	323,507	253,572	164,057
Amortization of intangible assets	271,526	212,828	265,600
Interest Income	(2,218)	(1,739)	(90,023)
Provision for expected credit losses accounts	54,777	42,935
Changes in assets and liabilities:
Accounts receivable, net	(550,699)	(431,650)	20,653
Prepayments	46,366	36,343	(109,624)
Other current assets, net	254,074	199,149	187,270
Deposits	28,079	22,009	6,314
Accounts payable, net	364,876	285,998	(101,347)
Contract liabilities			(13,384)
Accrued liabilities and other payables	1,628,146	1,120,616	(1,819)
Other taxes payable	(644,650)	(505,291)	74,874
Operating lease obligation	(121,407)	(95,161)	(163,980)
NET CASH USED IN OPERATING ACTIVITIES	(633,016)	(496,173)	(2,033,164)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(131,420)	(103,010)	(16,104)
Purchases of intangible assets	(36,360)	(28,500)	(159,360)
Deposit for an acquisition			(468,115)
NET CASH USED IN INVESTING ACTIVITIES	(167,780)	(131,510)	(643,579)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common share issued for cash	309,467	242,567	4,975
Net proceeds from public offering	5,883,953	4,611,973	5,216,904
Proceeds from long-term loans			427,216
Repayment to directors			(495,228)
Repayment of long-term loans	(169,889)	(133,163)	(161,487)
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,023,531	4,721,377	4,992,380
Foreign currency effect	(59,193)	(46,397)	(63,098)
NET CHANGE IN CASH AND CASH EQUIVALENTS	5,163,542	4,047,297	2,252,539
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,145,829	898,126	191,807
CASH AND CASH EQUIVALENTS AT PERIOD END	6,309,371	4,945,423	2,444,346
SUPPLEMENTAL CASH FLOW INFORMATION:
Bank Loan and Operating Lease Interest	$ 27,937	$ 21,898	$ 14,904